PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.                                      PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2011	2012

Buildings	4,782	5,800
Furniture, fixtures and equipment	15,922	21,603
Motor vehicles	1,571	2,146
Leasehold improvements	26,270	37,217
Less: accumulated depreciation and amortization	(12,932)	(26,150)
	35,613	40,616

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $3,551, $8,109 and $15,308, respectively.